SHARE-BASED COMPENSATION PLAN (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of changes in long term compensation plans
The roll-forward arrangements are set out below:

	December 31, 2023	December 31, 2022	December 31, 2021
	Number of shares

Opening balance	7,583,185	5,415,754	5,772,356
Granted during of the year	3,391,581	4,152,200	1,906,343
Exercised (1)	(871,208)	(1,474,506)	(1,860,334)
Exercised due to resignation (1)	(30,800)	(175,552)	(86,196)
Abandoned/cancelled due to resignation	(344,333)	(334,711)	(316,415)
Closing balance	9,728,425	7,583,185	5,415,754

(1)The average price of the share options exercised and exercised due to termination of employment on December 31, 2023 was R$58.07 (fifty-eight reais and seven cents) (R$48.79 (forty-eight reais and seventy-nine cents) as of December 31, 2022).

Schedule of outstanding phantom shares option plans
On December 31, 2023, the consolidated outstanding phantom shares option plans is as set out below:

Grant date	Fair value on grant date(1)	Quantity of outstanding options granted

04/01/2019	42.81	39,461
04/01/2020	38.50	93,619
05/01/2020	38.34	890,542
03/01/2021	57.88	545,861
04/01/2021	64.12	1,163,149
07/01/2021	67.72	8,516
08/02/2021	63.73	3,969
10/01/2021	58.05	2,524
01/17/2022	55.18	68,099
03/01/2022	56.52	794,178
04/01/2022	58.64	2,624,219
06/02/2022	55.43	3,789
08/01/2022	51.00	3,832
10/01/2022	47.71	192,605
01/09/2023	49.69	15,094
02/01/2023	50.46	1,328
03/01/2023	50.59	1,050,901
04/01/2023	48.06	2,152,208
06/01/2023	47.18	1,842
07/01/2023	44.07	20,751
07/10/2023	43.86	9,120
07/11/2023	43.82	34,231
10/01/2023	45.79	6,552
10/03/2023	48.15	2,035
		9,728,425

(1)Amounts expressed in Reais.

Summary of activity for common stock options
The position is set forth below:

Grant date	Fair value on grant date (1)	Shares Granted	Restricted year for transfer of shares

01/02/2021	51.70	111,685	01/02/2024
01/02/2022	53.81	113,161	01/02/2025
01/02/2023	52.00	101,164	01/02/2026
01/02/2023	49.58	161,355	01/02/2026
01/02/2024	53.63	105,384	01/02/2027
		592,749

(1)Amounts expressed in Reais.

Schedule of amounts corresponding to services received and recognized
The amounts corresponding to the services received and recognized are set forth below:

	Liabilities and Equity		Statement of income and Equity
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022	December 31, 2021

Non-current liabilities
Provision for phantom stock plan	268,489	162,117	(154,318)	(75,542)	(94,897)
Equity
Stock options granted	26,744	20,790	(8,319)	(5,335)	(4,843)
Shares granted		(2,365)		2,365
	26,744	18,425	(8,319)	(2,970)	(4,843)
			(162,637)	(78,512)	(99,740)